Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	8 Months Ended	12 Months Ended		18 Months Ended	20 Months Ended	24 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 20, 2018	Mar. 01, 2018	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000199334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Z Class (TAVZX)
Accumulated Value		$ 10,000			$ 8,800				$ 8,360.88			$ 7,224.64			$ 12,006.63			$ 12,576.94			$ 14,408.14			$ 16,942.53			$ 20,808.82
C000003885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class (TAVFX)
Accumulated Value			$ 10,000				$ 10,200			$ 12,074.76			$ 10,887.81			$ 10,332.53			$ 8,921.11			$ 14,810.83			$ 15,495.09			$ 17,734.13	$ 20,834.06	$ 25,562.94
C000085634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class (TVFVX)
Accumulated Value			10,000				10,174			12,010.41			10,802.16			10,227.49			8,806.89			14,585.09			15,219.54			17,373.1	20,359.54	24,924.15
C000085635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class (TVSVX)
Accumulated Value			10,000				10,671			13,042.1			12,751.26			13,531.64			11,592.56			16,631.85			16,836.42			17,482.94	21,537.23	22,670.09
C000003886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class (TASCX)
Accumulated Value			10,000				10,695			13,111			12,854.02			13,676.68			11,741.43			16,883			17,137.93			17,842.3	22,024.54	23,251.31
C000199335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Z Class (TASZX)
Accumulated Value		10,000			9,898				10,536.42			9,058.16			13,043.75			13,253.75			13,811.73			17,065.77			18,029.99
C000199336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Z Class (TARZX)
Accumulated Value		10,000			8,723				9,708.7			7,855.31			11,563.8			8,724.89			8,573.95			12,060.98			14,073.96
C000003887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class (TAREX)
Accumulated Value			10,000				10,005			11,846.92			10,514.14			11,692.78			9,454.78			13,903.25			10,477.49			10,286.8	14,459.13	16,856.45
C000085636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class (TVRVX)
Accumulated Value			10,000				9,979			11,788.19			10,432.55			11,573.87			9,332.01			13,694.72			10,292.95			10,077.83	14,132.14	16,431.44
C000226242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class (REIFX)
Accumulated Value			10,000				9,900			11,677.05			11,603.48			13,402.02			12,580.48			17,094.36			13,480.61			13,766.4	16,486.64	19,287.72
C000226241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Z Class (REIZX)
Accumulated Value	$ 10,000			$ 9,126				$ 10,541.44			$ 9,902.63			$ 13,450.74			$ 10,603.22			$ 10,828.01			$ 12,961.13			$ 15,169.71
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Accumulated Value		10,000	10,000		9,719		10,179		11,016.49	12,566.99		11,557.4	12,781.89		16,301.71	14,488.27		13,352.73	15,199.64		14,828.21	21,439.09		19,912.8	17,560.76		24,399.15	19,501.22	26,188.19	32,088.39
MSCI USA All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA All Cap Index
Accumulated Value		10,000	10,000		10,107		10,438		11,469.42	12,941.03		12,658.8	13,800.31		18,272.98	15,660.59		15,254.28	17,284.59		16,552.42	24,950.31		22,839.03	20,828.52		27,635.23	22,601.03	31,184.9	37,733.73
MSCI ACWI IMI Core Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI IMI Core Real Estate Index
Accumulated Value		10,000	10,000		10,032		10,431		12,246.06	11,552.33		9,778.48	11,313.2		13,479.63	13,810.02		10,071.98	11,027.3		9,745.65	15,201.13		12,705.4	11,358.28		13,324.15	10,990.27	14,328.01	15,025.78
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Accumulated Value	10,000		10,000	9,062			9,824	10,122.25		12,115.94	9,479.49		11,355.06	12,915.81		12,683.6	10,122.12		11,878.19	11,458.24		16,184.03	14,264.36		12,683.42	17,722.04		14,357.63	17,873.81	22,206.42
MSCI ACWI ex USA IMI Core Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA IMI Core Real Estate Index
Accumulated Value	$ 10,000		10,000	$ 8,890			10,197	$ 10,721.34		11,846.87	$ 8,691.79		11,166.86	$ 10,836.92		13,467.23	$ 7,424.37		10,917.88	$ 7,437.73		13,612.41	$ 9,072.54		9,325.86	$ 10,168.5		9,342.65	11,396.16	12,772.82
MSCI USA Small Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Small Cap Value Index
Accumulated Value		$ 10,000	$ 10,000		$ 9,982		$ 10,751		$ 10,463.13	$ 13,276.41		$ 9,017.13	$ 13,127.71		$ 14,459.87	$ 13,760.47		$ 13,454.91	$ 11,858.77		$ 12,456.56	$ 19,016.72		$ 16,622.03	$ 17,695.06		$ 17,830.45	$ 16,382.09	$ 21,860.26	$ 23,449.5